Per share amounts	12 Months Ended
Dec. 31, 2022
Per Share Amounts [Abstract]
Per share amounts
23.

Per share amounts
Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2022 was 405,494,353

(2021 -
397,630,947 ).
2022 2021
Basic earnings (loss) per share computation
Net earnings (loss) attributable to equity holders $ 89,382 $ (102,577)
Weighted average common shares outstanding 405,494 397,631
Basic earnings (loss) per common share $ 0.22 $ (0.26)
Diluted earnings (loss) per share computation
Net earnings (loss) attributable to equity holders $ 89,382 $ (102,577)
Weighted average common shares outstanding 405,494 397,631
Dilutive effect of stock options 1,641 -
Weighted average common shares outstanding, assuming dilution 407,135 397,631
Diluted earnings (loss) per common share $ 0.22 $ (0.26)
In 2022, there were no

options excluded from the diluted weighted average number of common shares because their inclusion would have been anti-dilutive (2021 - 1,802 ).